Stock appreciation rights (''SARs'') (Details Textual) - $ / shares					9 Months Ended
	Mar. 06, 2015	Jun. 01, 2014	Mar. 12, 2014	Aug. 01, 2013	Sep. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Per Share Appreciation Limit Under Condition One					exceed four times
Percentage Of Exercise Price Per Share Appreciation Limit Under Condition One					400.00%
Exercise Price Per Share Appreciation Limit Under Condition Two					exceed five times
Percentage Of Exercise Price Per Share Appreciation Limit Under Condition Two					500.00%
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	37,797	5,595	22,118	1,078,125
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period					1,579
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Weighted Average Exercise Price					$ 13.87
Equity Incentive Plan 2013 [Member] | Officers And Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					1,143,635